Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Preferred Stock, Shares Authorized	9,980,000	9,980,000
Preferred Stock, Par Value	$ .001	$ .001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Par Value	$ .01	$ 0.01
Common Stock, Shares Outstanding	9,191,907	7,566,815
Preferred Class A [Member]
Preferred Stock, Shares Authorized	20,000	20,000
Preferred Stock, Par Value	$ .001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0